Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary compensation table total for PEO (1) ($)	Compensation actually paid to PEO (2) ($)	Average summary compensation table total for non-PEO named executive officers (1) ($)	Average compensation actually paid to non-PEO named executive officers (2) ($)	Value of initial fixed $100 investment based on:		Net income (5) ($ Thousands)	3-Year Average Growth in Adjusted Earnings per Share (6)
					Total shareholder return (3) ($)	Peer group total shareholder return (4) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	2,068,536	1,923,948	926,130	861,670	135.90	145.48	112,635	4.4%
2024	1,661,490	1,872,852	749,252	823,423	135.44	131.50	83,811	(2.9)%
2023	1,418,115	1,344,065	687,175	637,832	105.92	110.40	85,888	9.2%
2022	1,374,051	1,196,188	689,558	624,348	117.97	119.26	81,825	13.5%
2021	1,626,579	1,518,365	801,437	726,260	120.33	139.90	84,137	17.6%
(1)
Amounts represent “Summary Compensation Table” totals for our principal executive officers (“PEOs”) and the average “Summary Compensation Table” totals for our remaining NEOs for the relevant fiscal year, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOS
2025	D. Neil Dauby	Bradley M. Rust, Michael F. Beckwith, Amy D. Jackson and Bradley C. Arnett
2024	D. Neil Dauby	Bradley M. Rust, Michael F. Beckwith, Amy D. Jackson and Bradley C. Arnett
2023	D. Neil Dauby	Bradley M. Rust, Keith A. Leinenbach, Michael F. Beckwith, Amy D. Jackson and Clay M. Barrett
2022	D. Neil Dauby	Bradley M. Rust, Randall L. Braun, Keith A. Leinenbach, Amy D. Jackson and Clay M. Barrett
2021	Mark A. Schroeder	D. Neil Dauby, Bradley M. Rust, Randall L. Braun and Keith A. Leinenbach
(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table in footnote (1) above.

The tables below provide the adjustments to the Summary Compensation Table (“SCT”) total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs for the fiscal years indicated:
PEO — Adjustments to Arrive at Compensation Actually Paid
Description	2025	2024	2023	2022	2021
Deduct the amounts reported in the SCT for “stock awards” (column (e)) and “option awards” (column (f))	(517,464)	(397,116)	(423,754)	(403,122)	(421,906)
Add the fair value (“FV”) as of the end of the applicable FY of all awards granted during such FY that are outstanding and unvested as of the end of the FY	402,457	534,443	384,609	227,679	286,776
Add/Deduct the change as of the end of the applicable FY (from the end of the prior FY) in FV of any awards granted in any prior FY that are outstanding and unvested as of the end of such FY	(13,327)	77,670	(24,792)	(3,367)	10,390
Add/Deduct the change as of the vesting date (from the end of the prior FY) in FV of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the applicable FY	(16,254)	(3,636)	(10,113)	947	16,526
Total	(144,588)	211,362	(74,050)	(177,863)	(108,214)
Non-PEO NEOS — Adjustments to Arrive at Compensation Actually Paid
Description	2025	2024	2023	2022	2021
Deduct the amounts reported in the SCT for “stock awards” (column (e)) and “option awards” (column (f))	(200,535)	(146,512)	(169,846)	(168,145)	(187,585)
Add the fair value (“FV”) as of the end of the applicable FY of all awards granted during such FY that are outstanding and unvested as of the end of the FY	148,482	195,731	138,611	106,946	105,899
Add/Deduct the change as of the end of the applicable FY (from the end of the prior FY) in FV of any awards granted in any prior FY that are outstanding and unvested as of the end of such FY	(4,235)	20,716	(8,905)	(1,908)	3,725
Add/Deduct the change as of the vesting date (from the end of the prior FY) in FV of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the applicable FY	(4,423)	7,838	(6,434)	557	5,979
Deduct aggregate change in the Actuarial Present Values reported under the “Change in Pension Value” Column of the SCT	(3,749)	(3,602)	(2,769)	(2,660)	(3,195)
Total	(64,460)	74,171	(49,343)	(65,210)	(75,177)
(3)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of German American Bancorp, Inc. for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

(4)
For the relevant fiscal year, represents the cumulative TSR of the S&P Regional Banks Select Industry Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

(5)
Reflects “Net Income” in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

(6)
The Company-Selected Measure is 3-Year Average Growth in Adjusted Earnings per Share. This measure is the average of the Company’s annual growth in adjusted EPS for each year in the 3-year period ending with the listed fiscal year. For the years indicated below, the Company’s annual GAAP net income (which is the basis for EPS) was adjusted to eliminate the after-tax impact of the indicated items, which are deemed unrepresentative of the Company’s core operating performance:
2022: Non-recurring expenses resulting from the Company’s merger with Citizens Union Bancorp of Shelbyville, Inc.

●
2024: The gain on the Company’s sale of its insurance agency, the loss on its securities portfolio restructuring, and the merger-related transactions costs incurred in connection with the Heartland BancCorp (“Heartland”) merger.

●
2025: The CECL “Day 2” provision expense for acquired loans that have only insignificant credit deterioration (i.e., non-PCD loans) related to the Heartland merger; non-recurring expenses related to the Heartland merger; and the net gain on the extinguishment of debt resulting from the redemption of certain subordinated notes on September 15, 2025 and December 30, 2025.

Company Selected Measure Name	3-Year Average Growth in Adjusted Earnings per Share
Named Executive Officers, Footnote
(1)
Amounts represent “Summary Compensation Table” totals for our principal executive officers (“PEOs”) and the average “Summary Compensation Table” totals for our remaining NEOs for the relevant fiscal year, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOS
2025	D. Neil Dauby	Bradley M. Rust, Michael F. Beckwith, Amy D. Jackson and Bradley C. Arnett
2024	D. Neil Dauby	Bradley M. Rust, Michael F. Beckwith, Amy D. Jackson and Bradley C. Arnett
2023	D. Neil Dauby	Bradley M. Rust, Keith A. Leinenbach, Michael F. Beckwith, Amy D. Jackson and Clay M. Barrett
2022	D. Neil Dauby	Bradley M. Rust, Randall L. Braun, Keith A. Leinenbach, Amy D. Jackson and Clay M. Barrett
2021	Mark A. Schroeder	D. Neil Dauby, Bradley M. Rust, Randall L. Braun and Keith A. Leinenbach

Peer Group Issuers, Footnote
(4)
For the relevant fiscal year, represents the cumulative TSR of the S&P Regional Banks Select Industry Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

PEO Total Compensation Amount	$ 2,068,536	$ 1,661,490	$ 1,418,115	$ 1,374,051	$ 1,626,579
PEO Actually Paid Compensation Amount	$ 1,923,948	1,872,852	1,344,065	1,196,188	1,518,365
Adjustment To PEO Compensation, Footnote
(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table in footnote (1) above.

The tables below provide the adjustments to the Summary Compensation Table (“SCT”) total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs for the fiscal years indicated:
PEO — Adjustments to Arrive at Compensation Actually Paid
Description	2025	2024	2023	2022	2021
Deduct the amounts reported in the SCT for “stock awards” (column (e)) and “option awards” (column (f))	(517,464)	(397,116)	(423,754)	(403,122)	(421,906)
Add the fair value (“FV”) as of the end of the applicable FY of all awards granted during such FY that are outstanding and unvested as of the end of the FY	402,457	534,443	384,609	227,679	286,776
Add/Deduct the change as of the end of the applicable FY (from the end of the prior FY) in FV of any awards granted in any prior FY that are outstanding and unvested as of the end of such FY	(13,327)	77,670	(24,792)	(3,367)	10,390
Add/Deduct the change as of the vesting date (from the end of the prior FY) in FV of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the applicable FY	(16,254)	(3,636)	(10,113)	947	16,526
Total	(144,588)	211,362	(74,050)	(177,863)	(108,214)

Non-PEO NEO Average Total Compensation Amount	$ 926,130	749,252	687,175	689,558	801,437
Non-PEO NEO Average Compensation Actually Paid Amount	$ 861,670	823,423	637,832	624,348	726,260
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table in footnote (1) above.

The tables below provide the adjustments to the Summary Compensation Table (“SCT”) total compensation made to arrive at the compensation actually paid for the PEO and the average for Non-PEO NEOs for the fiscal years indicated:
Non-PEO NEOS — Adjustments to Arrive at Compensation Actually Paid
Description	2025	2024	2023	2022	2021
Deduct the amounts reported in the SCT for “stock awards” (column (e)) and “option awards” (column (f))	(200,535)	(146,512)	(169,846)	(168,145)	(187,585)
Add the fair value (“FV”) as of the end of the applicable FY of all awards granted during such FY that are outstanding and unvested as of the end of the FY	148,482	195,731	138,611	106,946	105,899
Add/Deduct the change as of the end of the applicable FY (from the end of the prior FY) in FV of any awards granted in any prior FY that are outstanding and unvested as of the end of such FY	(4,235)	20,716	(8,905)	(1,908)	3,725
Add/Deduct the change as of the vesting date (from the end of the prior FY) in FV of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the applicable FY	(4,423)	7,838	(6,434)	557	5,979
Deduct aggregate change in the Actuarial Present Values reported under the “Change in Pension Value” Column of the SCT	(3,749)	(3,602)	(2,769)	(2,660)	(3,195)
Total	(64,460)	74,171	(49,343)	(65,210)	(75,177)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The most important financial performance measures used by the Company in 2025 to set the compensation for its PEO (i.e., our Chairman and Chief Executive Officer), and all of its non-PEO Named Executive Officers are listed below:
●
3-Year Average Growth in Adjusted Earnings per Share.

●
3-Year Average Adjusted Return on Average Equity.

●
3-Year Average Adjusted Return on Average Assets.

●
Net Income.

Total Shareholder Return Amount	$ 135.9	135.44	105.92	117.97	120.33
Peer Group Total Shareholder Return Amount	145.48	131.5	110.4	119.26	139.9
Net Income (Loss)	$ 112,635,000	$ 83,811,000	$ 85,888,000	$ 81,825,000	$ 84,137,000
Company Selected Measure Amount	4.4	(2.9)	9.2	13.5	17.6
PEO Name	D. Neil Dauby
Measure:: 1
Pay vs Performance Disclosure
Name	3-Year Average Growth in Adjusted Earnings per Share
Non-GAAP Measure Description
(6)
The Company-Selected Measure is 3-Year Average Growth in Adjusted Earnings per Share. This measure is the average of the Company’s annual growth in adjusted EPS for each year in the 3-year period ending with the listed fiscal year. For the years indicated below, the Company’s annual GAAP net income (which is the basis for EPS) was adjusted to eliminate the after-tax impact of the indicated items, which are deemed unrepresentative of the Company’s core operating performance:
2022: Non-recurring expenses resulting from the Company’s merger with Citizens Union Bancorp of Shelbyville, Inc.

●
2024: The gain on the Company’s sale of its insurance agency, the loss on its securities portfolio restructuring, and the merger-related transactions costs incurred in connection with the Heartland BancCorp (“Heartland”) merger.

●
2025: The CECL “Day 2” provision expense for acquired loans that have only insignificant credit deterioration (i.e., non-PCD loans) related to the Heartland merger; non-recurring expenses related to the Heartland merger; and the net gain on the extinguishment of debt resulting from the redemption of certain subordinated notes on September 15, 2025 and December 30, 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	3-Year Average Adjusted Return on Average Equity.
Measure:: 3
Pay vs Performance Disclosure
Name	3-Year Average Adjusted Return on Average Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (144,588)	$ 211,362	$ (74,050)	$ (177,863)	$ (108,214)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(517,464)	(397,116)	(423,754)	(403,122)	(421,906)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	402,457	534,443	384,609	227,679	286,776
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,327)	77,670	(24,792)	(3,367)	10,390
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,254)	(3,636)	(10,113)	947	16,526
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,460)	74,171	(49,343)	(65,210)	(75,177)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,535)	(146,512)	(169,846)	(168,145)	(187,585)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,482	195,731	138,611	106,946	105,899
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,235)	20,716	(8,905)	(1,908)	3,725
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,423)	7,838	(6,434)	557	5,979
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,749)	$ (3,602)	$ 2,769	$ 2,660	$ 3,195